Property, equipment, and right of use assets	12 Months Ended
Sep. 30, 2022
Property, equipment, and right of use assets
Property, equipment, and right of use assets
6.	Property, equipment, and right of use assets

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		Leasehold	assets –	assets – Real
Cost	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2020	$22,568	$504	$—	$1,364	$2,872	$4,990	$32,298
Transfers from inventory	14,988	—	—	—	—	—	14,988
Additions	—	19	—	88	1,385	2,560	4,052
Acquisitions	2,740	3	—	54	302	1,526	4,625
Disposals and write offs	(9,150)	(44)	—	(8)	(384)	(1,326)	(10,912)
Balance September 30, 2021	$31,146	$482	$—	$1,498	$4,175	$7,750	$45,051
Transfers from inventory	17,797	—	—	—	—	—	17,797
Additions	—	11	20	191	508	2,106	2,836
Acquisitions	3,952	218	140	802	1,274	3,747	10,133
Disposals and write offs	(15,954)	(262)	—	(60)	(1,177)	(1,217)	(18,670)
Balance September 30, 2022	$36,941	$449	$160	$2,431	$4,780	$12,387	$57,148

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		Leasehold	assets –	assets – Real
Accumulated depreciation	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2020	$12,311	$335	$—	$309	$1,182	$1,494	$15,631
Depreciation	13,213	92	—	131	789	1,987	16,212
Disposals and write offs	(9,105)	(44)	—	(9)	(336)	(804)	(10,298)
Balance September 30, 2021	$16,419	$383	$—	$431	$1,635	$2,677	$21,545
Depreciation	15,980	66	—	191	1,477	2,738	20,453
Disposals and write offs	(15,954)	(259)	—	(26)	(990)	(1,118)	(18,347)
Balance September 30, 2022	$16,445	$190	$—	$596	$2,122	$4,297	$23,650

		Office		Buildings and	Right of use	Right of use
	Rental	furniture and		Leasehold	assets –	assets – Real
Net Book Value	equipment	fixtures	Land	improvements	Vehicles	estate	Total
Balance September 30, 2020	$10,257	$169	$—	$1,055	$1,690	$3,496	$16,667
Balance September 30, 2021	14,727	99	—	1,067	2,540	5,073	23,506
Balance September 30, 2022	$20,496	$259	$160	$1,835	$2,658	$8,089	$33,497

Rental equipment transferred from inventory during the years ended September 30, 2022 and 2021 was $17,797,000 and $14,988,000. For the years ended September 30, 2022 and 2021, the Company obtained equipment loans (Note 11) of $9,602,000 and $10,049,000, respectively, with the balance of $8,195,000 and $4,939,000 paid in cash, respectively.